Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Receivables due from related parties	$ 0	$ 0
Receivable due from management or employees	0	0
Accounts receivable balance as a guarantee to support work commitments	$ 0	$ 5,100,000